Shareholder Fees {- Fidelity® Global Equity Income Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Global Equity Income Fund PRO-07 | Fidelity® Global Equity Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none